Property, Plants and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Cost	$ 148,387	$ 113,561
Accumulated depreciation	105,328	84,379
Depreciated cost of property, plant and equipment	43,059	29,182
Computers, software, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	110,955	86,122
Accumulated depreciation	86,802	70,401
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	5,022	1,631
Accumulated depreciation	2,271	765
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	975	1,833
Accumulated depreciation	87	217
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	31,435	23,975
Accumulated depreciation	$ 16,168	$ 12,996